Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
External revenue	$ 295,656	$ 10,332	$ 384,543	$ 222,610
Cost of goods sold	(64,478)	(7,853)	(99,378)	(22,893)
Operating expenses	(944,299)	(978,585)	(4,369,778)	(4,358,130)
Discontinued operations	3,000	51,344
Segment income (loss)	(713,121)	(976,106)	(4,084,613)	(4,158,413)
Segment income(loss)	(710,121)	$ (924,762)	(4,084,613)	(4,158,413)
Total assets	2,174,320		2,828,238	$ 2,675,219
IP Licensing
External revenue	130,584		232,909
Cost of goods sold	0		0
Operating expenses	(127,868)		(1,601,595)
Discontinued operations	3,000
Segment income (loss)			(1,368,686)
Segment income(loss)	5,716
Total assets	817,830		692,268
Consumer Products
External revenue	165,072		151,634
Cost of goods sold	(64,478)		(99,378)
Operating expenses	(92,038)		(1,043,956)
Discontinued operations	0
Segment income (loss)			(991,700)
Segment income(loss)	8,556
Total assets	125,963		116,871
Corporate
External revenue	0		0
Cost of goods sold	0		0
Operating expenses	724,393		(1,724,227)
Discontinued operations	0
Segment income (loss)			(1,724,227)
Segment income(loss)	(724,393)
Total assets	$ 1,230,527		$ 2,019,099